17. Basic and Diluted Loss per Share: Earnings per share (Details)	12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 CAD ($) shares
Details
Net Loss | $		$ (15,377,601)		$ (9,446,454)		$ (552,436)
Basic weighted-average number of shares outstanding		18,033,851		15,884,041		13,008,669
Assumed conversion of dilutive stock options and warrants		0		0		0
Diluted weighted-average number of shares outstanding		18,033,851		15,884,041		13,008,669
Basic and diluted loss per share | $ / shares	$ (0.85)		$ (0.60)		$ (0.04)